Information on staff and remuneration (Details)	12 Months Ended
	Dec. 31, 2020 DKK (kr) employee	Dec. 31, 2019 DKK (kr) employee	Dec. 31, 2018 DKK (kr) employee
Total staff costs can be specified as follows:
Wages and salaries	kr 337,295,000	kr 175,104,000	kr 141,661,000
Sharebased payment costs	30,485,000	14,764,000	17,474,000
Pension schemes (defined contribution plans)	16,716,000	13,430,000	11,065,000
Other payroll and staff-related costs	37,241,000	14,932,000	9,783,000
Total staff salaries	421,737,000	218,230,000	179,983,000
The amount is charged as:
Research and development expenses	204,210,000	178,089,000	153,601,000
Sale and marketing expenses	130,568,000	0	0
Administrative expenses	78,639,000	40,141,000	26,382,000
Cost of goods sold	3,713,000	0	0
Inventory	4,607,000	0	0
Total staff salaries	kr 421,737,000	kr 218,230,000	kr 179,983,000
Average number of employees | employee	297	173	146
Remuneration to the Board of Directors
Base board fee	kr 4,584,000	kr 3,884,000	kr 2,783,000
Committee fees	433,000	400,000	400,000
Total fees	5,017,000	4,284,000	3,183,000
Martin Nicklasson
Remuneration to the Board of Directors
Base board fee	750,000	750,000	650,000.000
Committee fees	100,000	100,000	100,000.000
Total fees	850,000	850,000	750,000.000
Kirsten Drejer
Remuneration to the Board of Directors
Base board fee	500,000	467,000	200,000.000
Committee fees	0	0	0.000
Total fees	500,000	467,000	200,000.000
Alain Munoz
Remuneration to the Board of Directors
Base board fee	400,000	400,000	300,000.000
Committee fees	50,000	50,000	50,000.000
Total fees	450,000	450,000	350,000.000
Michael Owen
Remuneration to the Board of Directors
Base board fee	400,000	400,000	300,000.000
Committee fees	50,000	50,000	50,000.000
Total fees	450,000	450,000	350,000.000
Bernadette Mary Connaughton
Remuneration to the Board of Directors
Base board fee	400,000	267,000	0.000
Committee fees	33,000	0	0.000
Total fees	433,000	267,000	0.000
Jeffrey Berkowitz
Remuneration to the Board of Directors
Base board fee	400,000	267,000	0.000
Committee fees	50,000	33,000	0.000
Total fees	450,000	300,000	0.000
Leonard Kruimer
Remuneration to the Board of Directors
Base board fee	400,000	267,000	0.000
Committee fees	150,000	100,000	0.000
Total fees	550,000	367,000	0.000
Jens Peter Stenvang
Remuneration to the Board of Directors
Base board fee	400,000	400,000	300,000.000
Committee fees	0	0	0.000
Total fees	400,000	400,000	300,000.000
Gertrud Koefoed Rasmussen
Remuneration to the Board of Directors
Base board fee	267,000	0	0.000
Committee fees	0	0	0.000
Total fees	267,000	0	0.000
Frederik Barfoed Back
Remuneration to the Board of Directors
Base board fee	267,000	0	0.000
Committee fees	0	0	0.000
Total fees	267,000	0	0.000
Iben Louise Gjelstrup
Remuneration to the Board of Directors
Base board fee	267,000	0	0.000
Committee fees	0	0	0.000
Total fees	267,000	0	0.000
Hanne Heidenheim Bak
Remuneration to the Board of Directors
Base board fee	133,000	400,000	300,000.000
Committee fees	0	0	0.000
Total fees	133,000	400,000	300,000.000
Rosemary Crane
Remuneration to the Board of Directors
Base board fee	0	133,000	333,000.000
Committee fees	0	17,000	50,000.000
Total fees	0	150,000	383,000.000
Catherine Moukheibir
Remuneration to the Board of Directors
Base board fee	0	133,000	300,000.000
Committee fees	0	50,000	150,000.000
Total fees	0	183,000	450,000.000
Helle Haxgart
Remuneration to the Board of Directors
Base board fee	0	0	100,000.000
Committee fees	0	0	0.000
Total fees	kr 0	kr 0	kr 100,000.000